INCOME TAX - Pretax loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
United States	$ (1,792)	$ (1,097)	$ (413)
Other than United States	(29,831)	(11,551)	(9,253)
Total	$ (31,623)	$ (12,648)	$ (9,666)